Intangible Assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Intangible Assets
16. INTANGIBLE ASSETS
Set out below, are the carrying amounts of the Group’s intangible assets and the movements during the period:

	Intangible assets with indefinite useful life	Intangible assets with definite useful life	Total
Cost
Balance at January 1, 2020	—	414	414

Additions	—	289	289
Disposals	—	(157)	(157)

Balance at December 31, 2020	—	546	546

Additions	233	823	1,056
Disposals	—	(145)	(145)

Translation difference	—	1	1

Balance at December 31, 2021	233	1,225	1,458

Accumulated amortisation
Balance at January 1, 2020	—	(285)	(285)

Charge for the year	—	(101)	(101)
Disposals	—	157	157

Balance at December 31, 2020	—	(229)	(229)

Charge for the year	—	(194)	(194)
Disposals	—	136	136

Translation difference	—	—	—

Balance at December 31, 2021	—	(287)	(287)

Carrying amounts
Balance at December 31, 2020	—	317	317

Balance at December 31, 2021	233	938	1,171

Intangible assets with indefinite useful life refers to a bank license acquired in May 2021 (note 17), which does not have an expiration date.